Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of trade payables [line items]
Trade payables to related parties	R$ 147,452	R$ 259,644
Trade payables	4,682,671	4,710,952
Trade payables - reverse factoring	1,039,366	2,666,894
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	2,842,433	2,777,021
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	1,692,786	1,674,287
Domestic suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	1,039,366	2,429,497
Foreign suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	R$ 0	R$ 237,397